Business Acquisitions - Summary of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jul. 08, 2022	Dec. 31, 2021	Jul. 20, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 1,836,282		$ 356,528		$ 311,865
Deliverr Inc.
Business Acquisition [Line Items]
Cash		$ 263,850
Trade and other receivables, net		7,317
Other current assets		5,645
Property and equipment, net		12,833
Accounts payable and other current liabilities		(20,360)
Other current and long-term liabilities		(309)
Net deferred tax liability on acquired intangibles		(23,002)
Goodwill		1,437,664
Total purchase price		1,971,638
Deliverr Inc. | Acquired technology
Business Acquisition [Line Items]
Fair value of identifiable intangible assets		255,000
Deliverr Inc. | Customer relationships
Business Acquisition [Line Items]
Fair value of identifiable intangible assets		29,000
Deliverr Inc. | Other intangibles
Business Acquisition [Line Items]
Fair value of identifiable intangible assets		$ 4,000
Donde Fashion Inc.
Business Acquisition [Line Items]
Cash				$ 887
Accounts payable and other current liabilities				(7,377)
Net deferred tax liability on acquired intangibles				(4,390)
Goodwill				37,567
Total purchase price				50,687
Donde Fashion Inc. | Acquired technology
Business Acquisition [Line Items]
Fair value of identifiable intangible assets				$ 24,000